DEPOSITS FROM DIRECT FINANCING LEASES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
DEPOSITS FROM DIRECT FINANCING LEASES
Deposits from direct financing leases	$ 1,797,532	$ 2,084,305